Derivative Instruments and Hedging Activities (Details)	Dec. 31, 2017 CAD ($) MMBTU MW t lb	Dec. 31, 2017 EUR (€) MMBTU MW t lb	Dec. 31, 2016 CAD ($) MMBTU MW t lb	Dec. 31, 2016 EUR (€) MMBTU MW t lb
Commodity Contract [Member] | Nickel [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives	500,000	500,000	0	0
Commodity Contract [Member] | Natural Gas [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives | MMBTU	41,338,000	41,338,000	43,865,000	43,865,000
Commodity Contract [Member] | Zinc [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives	50,350,000	50,350,000	58,750,000	58,750,000
Commodity Contract [Member] | Iron Ore [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives | t	2,340,000	2,340,000	2,555,000	2,555,000
Commodity Contract [Member] | Electricity [Member]
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives | MW	1,553,000	1,553,000	1,578,821	1,578,821
Foreign Exchange Contract [Member] | Euro Member Countries, Euro
Derivative [Line Items]
Derivative, Notional Amount | €		€ 26,000,000		€ 5,000,000
Foreign Exchange Contract [Member] | Canada, Dollars
Derivative [Line Items]
Derivative, Notional Amount | $	$ 148,080,000		$ 0